COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

(the “Funds”)

Supplement dated November 1, 2010 to

the Funds’ prospectuses dated July 1, 2010, as supplemented and dated September 27, 2010, as supplemented

Effective November 1, 2010, Coralie Witter, CFA, serves as co-manager of the Columbia Marsico Focused Equities Fund and Columbia Marsico Growth Fund. She co-manages the Funds with Thomas F. Marsico and A. Douglas Rao, who currently serve as co-managers of the Funds.

Also effective November 1, 2010, Munish Malhotra, CFA, serves as co-manager of the Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund. He co-manages the Funds with James G. Gendelman, who currently serves as the portfolio manager of the Funds.

1.	Investment Adviser and Portfolio Manager(s). The section subtitled “Investment Adviser and Portfolio
Manager(s) – Marsico Portfolio Managers” in the prospectuses for the Columbia Marsico Focused Equities Fund and Columbia Marsico Growth Fund is replaced in its entirety with the following:

Marsico Portfolio Managers

Thomas F. Marsico

Co-manager. Service with the Fund since 1997.

A. Douglas Rao

Co-manager. Service with the Fund since 2010.

Coralie Witter, CFA

Co-manager. Service with the Fund since 2010.

The section subtitled “Investment Adviser and Portfolio Manager(s) – Marsico Portfolio Manager” in the prospectuses for the Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund is replaced in its entirety with the following:

Marsico Portfolio Managers

James G. Gendelman

Co-manager. Service with the Fund since 2000.

Munish Malhotra, CFA

Co-manager. Service with the Fund since 2010.

2.	Portfolio Managers. The section titled “Management of the Fund – Primary Service Providers – Marsico Capital Management, LLC – Marsico Portfolio Managers” in the prospectuses for the Columbia Marsico Focused Equities Fund and Columbia Marsico Growth Fund is replaced in its entirety with the following:

Marsico Portfolio Managers

Thomas F. Marsico, A. Douglas Rao and Coralie Witter are the Marsico portfolio managers responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers is shown in the table below. The SAI provides more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Thomas F. Marsico

Co-manager. Service with the Fund since 1997.

Mr. Marsico is the Chief Investment Officer of Marsico and has over 25 years of experience as a securities analyst and a portfolio manager.

A. Douglas Rao

Co-manager. Service with the Fund since 2010.

Mr. Rao is a senior analyst and portfolio manager. He has been associated with Marsico as an investment professional since 2005 and has 10 years of experience as a securities analyst. Prior to joining Marsico, Mr. Rao spent more than four years at Trust Company of the West (TCW) where he was a Senior Vice President and Financial Services Analyst for U.S. equities.

Coralie Witter, CFA

Co-manager. Service with the Fund since 2010.

Ms. Witter is a senior analyst and portfolio manager. She has been associated with Marsico as an investment professional since 2004 and has 13 years of experience in the financial services industry, most of which has involved equity research. Prior to joining Marsico, Ms. Witter spent six years with Goldman, Sachs & Co., where she was a Vice President in Equity Research. Ms. Witter graduated from the University of Colorado with a Bachelor’s degree in International Affairs.

The section titled “Management of the Fund – Primary Service Providers – Marsico Capital Management,
LLC –Marsico Portfolio Manager” in the prospectuses for the Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund is replaced in its entirety with the following:

Marsico Portfolio Managers

James G. Gendelman and Munish Malhotra are the Marsico portfolio managers responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers is shown in the table below. The SAI provides more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

James G. Gendelman

Co-manager. Service with the Fund since 2000.

Prior to joining Marsico in 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co. He holds a bachelor’s degree in Accounting from Michigan State University and a MBA in Finance from the University of Chicago. Mr. Gendelman was a certified public accountant for Ernst & Young from 1983 to 1985.

Munish Malhotra, CFA

Co-manger. Service with the Fund since 2010.

Mr. Malhotra is a senior analyst and portfolio manager. He has been associated with Marsico as an investment professional since 2003 and has more than 10 years of experience in the financial services industry. Prior to joining Marsico, Mr. Malhotra was an international equities analyst at Driehaus Capital Management. He holds a bachelor’s degree in Economics from Loyola University of Chicago.

Shareholders should retain this Supplement for future reference.

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

(the “Funds”)

Supplement dated November 1, 2010 to

the Funds’ Statement of Additional Information dated September 27, 2010, as supplemented

Effective November 1, 2010, Coralie Witter, CFA, serves as co-manager of the Columbia Marsico Focused Equities Fund and Columbia Marsico Growth Fund. She co-manages the Funds with Thomas F. Marsico and A. Douglas Rao, who currently serve as co-managers of the Funds.

Also effective November 1, 2010, Munish Malhotra, CFA, serves as co-manager of the Columbia Marsico International Opportunities Fund and Columbia Multi-Advisor International Equity Fund. He co-manages the Funds with James G. Gendelman, who currently serves as the portfolio manager of the Funds.

Portfolio Manager Information. The following changes are made to the section entitled “Investment Advisory and Other Services – The Subadvisers and Investment Subadvisory Services” in the Funds’ SAI:

•	The table in the sub-section titled “Marsico – Marsico Portfolio Manager(s)” is replaced in its entirety with the following:

Portfolio Manager	Fund(s)
James G. Gendelman	Marsico Global Fund
Marsico International Opportunities Fund
Multi-Advisor International Equity Fund

Corydon J. Gilchrist	Marsico 21st Century Fund
Marsico Global Fund

Thomas F. Marsico	Marsico Focused Equities Fund
Marsico Global Fund
Marsico Growth Fund

Munish Malhotra	Marsico International Opportunities Fund
Multi-Advisor International Equity Fund

A. Douglas Rao	Marsico Focused Equities Fund
Marsico Growth Fund

Coralie Witter	Marsico Focused Equities Fund
Marsico Growth Fund

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•	The table in the sub-section titled “– Marsico Portfolio Manager(s) Information” is modified by adding the following rows:

Other Accounts Managed by the Marsico Portfolio Managers (excluding the Fund)*
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets		Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
Marsico Focused Equities Fund	Coralie Witter, CFA	0 RICs 0 PIVs 0 other accounts	$ $ $	0 0 0	None	None
Marsico Growth Fund	Coralie Witter, CFA	0 RICs 0 PIVs 0 other accounts	$ $ $	0 0 0	None	None
Marsico International Opportunities Fund	Munish Malhotra, CFA	0 RICs 0 PIVs 0 other accounts	$ $ $	0 0 0	None	None
Multi-Advisor International Equity Fund	Munish Malhotra, CFA	0 RICs 0 PIVs 0 other accounts	$ $ $	0 0 0	None	None

*	Information is provided as of October 31, 2010.

Shareholders should retain this Supplement for future reference.

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